CONVERTIBLE DEBT - Fair Value of Convertible Senior Notes (Details) - USD ($) $ in Millions	Dec. 31, 2025	Sep. 15, 2025	Jun. 05, 2025
DEBT
Carrying amount	$ 4,103.2
Principal amount outstanding	4,836.8
Level 3
DEBT
Convertible debt	$ 4,922.5
Notes due 2030
DEBT
Debt instrument, interest rate	1.00%	1.00%
Carrying amount	$ 1,563.8
Principal amount outstanding	1,818.4
Notes due 2030 | Level 3
DEBT
Convertible debt	$ 1,541.9
Notes due 2032
DEBT
Debt instrument, interest rate	2.75%	2.75%
Carrying amount	$ 1,558.9
Principal amount outstanding	1,818.4
Notes due 2032 | Level 3
DEBT
Convertible debt	$ 1,538.6
Notes due 2029
DEBT
Debt instrument, interest rate	2.00%		2.00%
Carrying amount	$ 491.6
Principal amount outstanding	587.5
Notes due 2029 | Level 3
DEBT
Convertible debt	$ 904.5
Notes due 2031
DEBT
Debt instrument, interest rate	3.00%		3.00%
Carrying amount	$ 488.9
Principal amount outstanding	612.5
Notes due 2031 | Level 3
DEBT
Convertible debt	937.5
June 2025 and September 2025 notes
DEBT
Principal amount outstanding	$ 4,103.2